Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

9. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the three months period ended March 31, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	March 31, 2019
(Increase) decrease in accounts receivables	(264)	23
(Increase) in prepaid expenses	(12)	(20)
(Decrease)in trade payables and accrued liabilities	(17)	(36)
Total changes in working capital	(293)	(33)

During the three months period ended March 31, 2020, the Company:

i)	transferred $199,971 from reserve to deficit;
ii)	recorded $44,566 the net change for accrued in exploration and evaluation expenditures;
iii)	Recorded $33,735 as a further investment in PNR through reduction of amount receivable from PNR.

During the three months period ended March 31, 2019, the Company:

i)	recorded $134,555 in accrued exploration and evaluation expenditures.